Long-Term Debt - Summary of Future Principal Payments for Long-Term Debt (Detail) $ in Thousands	Dec. 29, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 2,160
2021	867
2022	2,097
Total	$ 5,124